Condensed Consolidated Statement of Changes in Equity - AUD ($)	Issued capital [member]	Other reserves [member]	Retained earnings [member]	Total
Balance at Jun. 30, 2022	$ 155,138,636	$ 11,498,651	$ (150,206,216)	$ 16,431,071
IfrsStatementLineItems [Line Items]
Loss for the period			(5,460,298)	(5,460,298)
Other comprehensive gain		15,497		15,497
Total comprehensive income for the half- year		15,497	(5,460,298)	(5,444,801)
Share based payments expense		42,401		42,401
Transactions with owners in their capacity as owners		42,401		42,401
Balance at Dec. 31, 2022	155,138,636	11,556,549	(155,666,514)	11,028,671
Balance at Jun. 30, 2023	161,342,707	6,535,556	(156,715,687)	11,162,576
IfrsStatementLineItems [Line Items]
Loss for the period			(6,419,264)	(6,419,264)
Other comprehensive gain		(14,647)		(14,647)
Total comprehensive income for the half- year		(14,647)	(6,419,264)	(6,433,911)
Share based payments expense		83,470		83,470
Expiry of employee share options and performance rights		(2,356,830)	2,356,830
Transactions with owners in their capacity as owners		(2,273,360)	2,356,830	83,470
Balance at Dec. 31, 2023	$ 161,342,707	$ 4,247,549	$ (160,778,121)	$ 4,812,135